FEDERATED HERMES INSTITUTIONAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 30, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INSTITUTIONAL TRUST (the “Registrant”)
Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”)
Class A Shares Class R6 Shares Institutional Shares Service Shares
1933 Act File No. 033-54445 1940 Act File No. 811-07193

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2023, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 116 on October 26, 2023.

If you have any questions on the enclosed material, please contact Allison Miller at Allison.Miller@FederatedHermes.com or (412) 288-8652.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary